DECHERT LLP
1775 I STREET, N.W.
WASHINGTON, D.C. 20006-2401
TELEPHONE: 202-261-3300
FACSIMILE: 202-261-3333

December 30, 2004

Securities and Exchange Commission 450 Fifth Street, N.W. Washington, DC 20549

Re: Capstone Series Fund, Inc. ("Registrant") - File Nos. 2-83397; 811-1436

Dear Sirs:

Enclosed for filing pursuant to Rule 485(a) under the Securities Act of 1933 ("Securities Act") is Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A. This filing contains disclosures designed to comply with various recently adopted rules and disclosure amendments, some of which require that Registrant's annual update amendment be filed pursuant to Rule 485(a).

If you have questions regarding this filing, please call the undersigned at 202-261-3352.

Sincerely,

/s/ Olivia P. Adler

Olivia P. Adler

OPA/vp